Contingent liabilities and commitments - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2021		Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Provisions	£ 1,908	[1]	£ 2,304
Expected credit losses held against contingent liabilities and commitments
Disclosure of contingent liabilities [line items]
Provisions	£ 542		£ 1,064

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.